Mar. 23, 2022
Viridi Cleaner Energy Crypto-Mining & Semiconductor ETF
Viridi Cleaner Energy Crypto-Mining & Semiconductor ETF (the “Fund”)
Important Notice Regarding a Changes to the Fund’s Name and Principal Investment Strategies

Change in Fund Name

Effective May 23, 2022, the Fund’s name will change from Viridi Cleaner Energy Crypto-Mining & Semiconductor ETF to Viridi Bitcoin Miners ETF.

Change in 80% Investment Policy

Empowered Funds, LLC (the “Adviser”) has recommended, and the Board of Trustees has approved changes in the Fund’s 80% investment policy.  As a result of this change, the Fund will eliminate its “cleaner energy” investment screen and instead will focus its investments on Bitcoin mining companies. The Fund is required to provide shareholders with 60 days’ written notice of this change.  As a result of the notice requirement, except as otherwise stated below, the changes contained in this Supplement will take effect on May 23, 2022.

Under the Principal Investment Strategies on page 3 of the Prospectuses and page 2 of the Summary Prospectus, the fourth paragraph is hereby deleted and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies that are Bitcoin Miners.

The Fund’s Principal Investment Strategies beginning on page 3 are restated as follows:

The Fund is an actively managed exchange-traded fund (ETF) focused on the securities of companies that engage in Bitcoin mining. New Gen Minting, LLC, known as Viridi Funds, (the “Sub-Adviser”) is responsible for security investment recommendations. The Sub-Adviser acts as a non-discretionary sub-adviser and provides its investment recommendations to Empowered Funds, LLC (the “Adviser”). In turn, the Adviser makes the corresponding trades.

The Fund’s portfolio managers invest in equity securities of companies that engage in and/or assist other market participants in creating Bitcoin (“Bitcoin Miners”). The Fund will not itself invest in Bitcoin directly or indirectly through the use of derivatives.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies that are Bitcoin Miners. The Fund’s 80% policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

The Sub-Adviser will consider a Bitcoin Miner to have satisfied the Fund’s naming rule policy if the company derives a majority of its revenue or profits from, or invests a majority of its assets in, companies that engage in and/or assist other market participants in creating Bitcoin.

The Fund may also invest up to 20% of its net assets in equity securities of companies in the semiconductor industry, focusing on those that develop or manufacture computer chips used by Bitcoin Miners.

What is Bitcoin?

Bitcoin is a digital asset, sometimes referred to as a digital currency or “cryptocurrency.” The ownership and behavior of Bitcoin is determined by participants in an online, peer-to peer network sometimes referred to as the “Bitcoin Network”. The Bitcoin Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin Network. This is commonly referred to as the Bitcoin Protocol. The value of Bitcoin is generally not backed by any government (except for El Salvador, whose government adopted Bitcoin as legal tender in 2021), corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of Bitcoin. Ownership and transaction records for bitcoin are protected through public-key cryptography. The supply of Bitcoin is determined by the Bitcoin Protocol. No single entity owns or operates the Bitcoin Network. The Bitcoin Network is collectively maintained by (1) Bitcoin Miners, which is a decentralized group of participants who run computer software that results in the recording and validation of transactions, (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the Bitcoin software to run. From time to time, the developers suggest changes to the Bitcoin software. If a sufficient number of users and Bitcoin Miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the Bitcoin software, may be created. This is often referred to as a “fork.” The price of Bitcoin may reflect the impact of these forks.

What are Bitcoin Miners?

Bitcoin Miners process, validate, and securely transfer Bitcoin. Bitcoin mining is a necessary and core component of the cryptocurrency ecosystem. Anyone who chooses to participate in Bitcoin mining, whether an individual or a company, will run various computers and machines to solve a variety of math problems. As a result of solving these problems, the network is secured, and transactions are recorded and stored on the “blockchain,” which is essentially a database maintained across many computers.

For example, if someone (a sender) wanted to send two units of Bitcoin to another person (the recipient), Bitcoin Miners would play the role of processing, validating, and securely transferring the transaction. If, however, the sender only had one unit of Bitcoin, the Bitcoin Miners would reject the transaction as invalid to protect the ecosystem. As a result of Bitcoin Miners, issues like double-spending and fraudulent transactions are reduced and/or eliminated.

Due to Bitcoin Miners providing value to the ecosystem, they are rewarded when they successfully validate and secure transactions. Bitcoin mining as an industry has had significant energy consumption growth in the past decade as more Bitcoin Miners have joined the industry. Similar to how the growth of data centers and cloud computing has impacted the energy industry, Bitcoin Miners also have impacted the energy industry due to the increasing amount of hardware required to secure the network.

What are Semiconductor Companies?

The semiconductor industry includes companies that design, fabricate and/or manufacture semiconductors and semiconductor devices, like integrated circuits or circuit boards. Semiconductors are essential components of computers and other electronic systems.

What are the types of companies in which the Fund will invest?

As noted above, the Fund will primarily invest in the securities of Bitcoin Miners and may also invest in semiconductor companies.

●	Bitcoin Miners – Bitcoin Miners are paid to use their mining hardware to validate transactions on Proof-of-Work networks. Bitcoin Miners can broadly be categorized into three groups:

i.	Self-Mining – firms that own and operate both mining hardware and infrastructure.

ii.	Hosted Miners – firms that own hardware but utilize third-party facilities to operate the mining hardware.

iii.	Hosting Services – companies that specialize in the development and operation of Bitcoin mining infrastructure to provide services to Hosted Miners.

●	Semiconductor Companies – Semiconductor companies include manufacturers and fabricators of computer chips, and companies that service computer chip designs. Investments in these firms will not be limited to those that are solely focused on Bitcoin Miners.

How are the Fund’s securities selected?

The Sub-Adviser’s team has a strong and deep knowledge of Bitcoin Miners and semiconductors. The Sub-Adviser considers the following when evaluating investment decisions.

-	Understanding of each company’s current financials, which includes an analysis of the company’s current operations, balance sheet, and publicly-stated commitments towards investments. The Sub-Adviser uses financial metrics to evaluate a company, which may include evaluation of a company’s revenue growth, margin growth, enterprise value multiples, or proprietary metrics specifically related to the company’s Bitcoin-related business line.

-	For Bitcoin Miners, the Sub-Adviser uses hardware evaluation techniques, which include analyzing the types of Bitcoin mining machines, price of electricity to operate, quality of data centers that companies utilize and timing of shipments. The Sub-Adviser believes that understanding the supply chain and quality of Bitcoin mining machines can have a large effect on the value of a given Bitcoin Miners company. The Sub-Adviser uses advanced knowledge of hardware markets and supply chains to seek to forecast scheduled deployments and the performance of data mining equipment.

-	Evaluation of each company’s management team, which includes how much industry experience the team has in this space, the management team’s relationship to suppliers in the industry, and the management team’s commitment and understanding of the industry.

The Sub-Adviser believes that there may be imbalances in the market pricing of particular companies’ securities. If the Sub-Adviser’s analyses determine that a particular security’s market value differs significantly from the Sub-Adviser’s assessment of its value, the Sub-Adviser may recommend the Fund purchase, sell, or weight the Fund’s portfolio holdings accordingly. The Sub-Adviser may recommend an increase in, decrease in, or elimination of weightings of the Fund’s portfolio holdings, based upon its assessment of one or more of the following:

●	changes in a company’s business model or operations;

●	for Bitcoin Miners, a company’s increase or decrease in Bitcoin mining associated revenue;

●	for Bitcoin Miners, public disclosures or other publicly available data indicating a company’s intent to engage in activities related to Bitcoin mining (such as companies that are subject to reverse merger transaction, or SPAC transaction, where the listed shell company does not yet engage in Bitcoin mining, but the announced combined business will engage in such activities upon completion of the business combination);

●	financial fundamentals, such as price to earnings and potential revenue growth, relative to other Bitcoin mining firms; or

●	unusual trading volumes and market pricing.

With respect to Bitcoin Miners, the Sub-Adviser will typically prefer investments in companies in the Self-Mining category, because of their greater exposure to Bitcoin mining, but may recommend investments in any Bitcoin Miner it determines is appropriate for the Fund’s portfolio.

Bitcoin Miners will be required to have a significant portion of their business in Self-Mining, Hosted Miners or Hosting Services. In general, the term “significant portion of the business” means that a company derives a majority of its revenue or profits from, or invests a majority of its assets in, companies that engage in and/or assist other market participants in creating Bitcoin.

With respect to Semiconductor companies, the Sub-Adviser will typically prefer investments in companies that develop or manufacture semiconductors and semi-conductor devices used by Bitcoin Miners.

In what types of securities will the Fund invest?

The Fund may invest in U.S. equity securities and non-U.S. equity securities in developed markets, including via depositary receipts. Under normal market circumstances, the Fund’s portfolio will consist of the securities of approximately 15-30 companies. The Fund may invest in common stock of newly listed initial public offerings (“IPOs”), IPO stocks derived from Special Purpose Acquisitions Corporations (“SPACs”), and securities that result from reverse mergers (in which a private company acquires a public company to bypass the process of going public) (“Reverse Mergers”). SPACs are companies with no commercial operations that are established solely to raise capital from investors for the purpose of acquiring one or more operating businesses.

The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. The Fund may invest in securities without regard to market capitalization, including investments in micro-cap companies (companies with a market capitalization of less than $300 million). The Fund will concentrate its investments (invest more than 25% of its net assets) in securities in the crypto-mining industries.

A more complete description of the Fund’s portfolio construction attributes is set forth below under the heading “Additional Information about the Fund’s Investment Objective and Strategies.”

Risk Disclosure
Effective immediately, “Quantitative Security Selection Risk” is hereby deleted.
Please retain this Supplement with your Summary Prospectus and Prospectus

Viridi Cleaner Energy Crypto-Mining & Semiconductor ETF (the “Fund”)

(a series of Alpha Architect ETF Trust)

Supplement dated March 23, 2022

to the Summary Prospectus and the Prospectus dated July 20, 2021